Earnings (Loss) Per Share (Details) - shares	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Earnings Per Share [Abstract]
Non-vested ordinary shares	656,125	684,574	759,525